Revenue (Details) - TOI Parent Inc. - USD ($)	3 Months Ended			9 Months Ended				12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 19, 2018	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 52,274,958	$ 47,249,444	$ 37,359,389	$ 150,698,534	$ 138,548,981	$ 75,800,725	$ 75,800,725	$ 187,514,661	$ 155,405,184
Patient services
Disaggregation of Revenue [Line Items]
Total operating revenue	32,967,401	29,663,884	21,284,785	92,375,768	86,985,513	48,527,028	48,527,028	116,816,797	97,624,881
Capitated revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	14,124,468	9,720,441	8,947,525	39,351,829	26,177,975	20,560,867		37,381,005	31,229,328
FFS revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	18,842,933	19,943,443	12,337,260	53,023,939	60,807,538	27,966,161		79,435,792	66,395,553
Dispensary
Disaggregation of Revenue [Line Items]
Total operating revenue	17,918,035	16,162,528	13,201,609	53,317,877	46,347,096	26,757,955	26,757,955	63,889,875	49,953,992
Clinical trials & other
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 1,389,522	$ 1,423,032	$ 2,872,995	$ 5,004,889	$ 5,216,372	$ 515,742	$ 515,742	$ 6,807,989	$ 7,826,311